Annual Total Returns[BarChart] - SA JPMorgan Global Equities Portfolio - Class 1	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(10.40%)	16.89%	26.21%	4.18%	(1.24%)	5.69%	24.35%	(11.08%)	19.89%	9.77%